Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of By Level Within Fair Value Hierarchy, Plan's Assets Fair Value

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at fair value as of December 31, 2025
	Total	Level 1	Level 2	Level 3
Common/collective trust funds	$1,220,829,081	$—	$1,220,829,081	$—
Money market funds	89,127	89,127	—	—
Mutual funds	423,577,200	423,577,200	—	—
Participant self-directed brokerage account	201,060,562	201,060,562	—	—
BAT Stock Fund:
BAT American Depository Shares	147,840,765	147,840,765	—	—
Fidelity money market fund	2,702,938	2,702,938	—	—
Total BAT Stock Fund	150,543,703	150,543,703	—	—
Stable value collective trust fund	243,095,162	—	243,095,162	—

Total investments at fair value	$2,239,194,835	$775,270,592	$1,463,924,243	$—

	Assets at fair value as of December 31, 2024
	Total	Level 1	Level 2	Level 3
Common/collective trust funds	$651,401,086	$—	$651,401,086	$—
Money market funds	105,409	105,409	—	—
Mutual funds	808,872,959	808,872,959	—	—
Participant self-directed brokerage account	175,264,994	175,264,994	—	—
BAT Stock Fund:
BAT American Depository Shares	99,635,022	99,635,022	—	—
Fidelity money market fund	1,652,804	1,652,804	—	—
Total BAT Stock Fund	101,287,826	101,287,826	—	—
Stable value collective trust fund	265,563,658	—	265,563,658	—

Total investments at fair value	$2,002,495,932	$1,085,531,188	$916,964,744	$—